Inventories, net (Details) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Inventories, net
Raw materials	$ 16,264	$ 28,085
Work-in-progress	1,665	65,394
Inventories, net	$ 17,929	$ 93,479